Members' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Members' Equity
Total distributions, Amount	$ 26,041,000	$ 0	$ 2,055,000	$ 12,232,000
Class A
Members' Equity
Units outstanding		36,500	36,500
Total distributions, Amount			$ 2,055	$ 8,928
Total distribution, Per Unit			$ 56.00	$ 245.00
Class A-1
Members' Equity
Units outstanding		520	520	400	275
Total distributions, Amount				$ 3
Total distribution, Per Unit				$ 7.00
Class B
Members' Equity
Units outstanding		8,608	8,608
Total distributions, Amount				$ 3,301
Total distribution, Per Unit				$ 528.00